Derivative Financial Instruments and Hedging (Notional Amounts of Derivative Instruments and Other, Fair Values of Derivative Instruments and Other before Offsetting) (Parenthetical) (Detail) - JPY (¥)
¥ in Millions
	Mar. 31, 2021	Mar. 31, 2020
Derivatives, Fair Value [Line Items]
Derivative assets Fair value	¥ 22,696	¥ 39,690
Derivative liabilities Fair value	71,034	73,649
Options held | Variable Annuity and Variable Life Insurance Contracts
Derivatives, Fair Value [Line Items]
Notional amount		16,754
Derivative assets Fair value		598
Futures | Variable Annuity and Variable Life Insurance Contracts
Derivatives, Fair Value [Line Items]
Notional amount	19,127	35,875
Derivative assets Fair value	41	165
Derivative liabilities Fair value	438	1,564
Foreign exchange contracts | Variable Annuity and Variable Life Insurance Contracts
Derivatives, Fair Value [Line Items]
Notional amount	7,245	16,656
Derivative assets Fair value	24	111
Derivative liabilities Fair value	¥ 302	¥ 178